SCHEDULE II - Allowance for Doubtful Accounts (Details) (Consolidated allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated allowance for doubtful accounts receivable
Allowances for Doubtful Accounts Receivable Rollforward
Balance at beginning of period	$ 19,602	$ 19,028	$ 6,405
Charged to costs and expenses	7,217	4,966	14,041
Total additions	7,217	4,966	14,041
Write-offs and recoveries	11,762	4,580	1,736
Foreign exchange and other, net	619	(188)	(318)
Total deductions	12,381	4,392	1,418
Balance at end of period	$ 14,438	$ 19,602	$ 19,028